Convertible Debentures	12 Months Ended
Mar. 31, 2022
Convertible Debentures [Abstract]
Convertible Debentures [Text Block]

14. Convertible Debentures

The Company completed a seven-for-one share consolidation on August 28, 2020. All figures in this Note have been retroactively restated to give effect to this share consolidation. See Note 2(a). for further details.

During the year ended March 31, 2022, the Company paid interest of nil (March 31, 2021 - $203,829, March 31, 2020 - $343,722) and recognized accretion of nil (March 31, 2021 - $378,687,   March 31, 2020 - $548,882) related to its issued and outstanding convertible debentures.

Issue Date	Outstanding March 31, 2020 ($CDN)	Conversion Price ($CDN)	Shares on Conversion	Converted Amount ($CDN)	Outstanding March 31, 2021 ($CDN)
17-May-17	$1,900,000	$4.55	417,582	$(1,900,000)	$-
31-May-17	250,000	$4.55	54,945	(250,000)	-
25-Sep-17	1,476,000	$2.80	527,143	(1,476,000)	-
12-Oct-17	1,970,000	$2.80	703,570	(1,970,000)	-
Total	$5,596,000		1,703,240	$(5,596,000)	$-

During the year ended March 31, 2021 the following common shares were issued from the exercise of convertible debentures:

  417,582 common shares were issued pursuant to the conversion of convertible debentures totaling CAD$1,900,000 (issued on May 17, 2017) which were converted at a price of CAD$4.55 per share;

  54,945 common shares were issued pursuant to the conversion of convertible debentures totaling CAD$250,000 (issued on May 31, 2017) which were converted at a price of CAD$4.55 per share;

  527,143 common shares were issued pursuant to the conversion of convertible debentures totaling CAD$1,476,000 (issued on Sep 25, 2017) which were converted at a price of CAD$2.80 per share;

  703,570 common shares were issued pursuant to the conversion of convertible debentures totaling CAD$1,970,000 (issued on October 12, 2017) which were converted at a price of CAD$2.80 per share.